Summary of Significant Accounting Policies - Summary of Exchange of Currency Rates (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Year-End RMB [Member]
Foreign currency exchange rate, translation	6.96	6.88	6.51
Annual-Average RMB [Member]
Foreign currency exchange rate, translation	6.90	6.60	6.76